Document and Entity Information	Aug. 10, 2022
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001819133
Document Type	8-K
Document Period End Date	Aug. 10, 2022
Entity Registrant Name	TANGO THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39485
Entity Tax Identification Number	85-1195036
Entity Address, Address Line One	201 Brookline Ave
Entity Address, Address Line Two	Suite 901
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02215
City Area Code	857
Local Phone Number	320-4900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001
Trading Symbol	TNGX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	100 Binney St
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142